Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Federal
Current						$ 434,898
Deferred					(177,589)	(166,071)
State and Local
Current						89,879
Deferred						(71,024)
Change in valuation allowance					177,589	237,095
Income tax provision	$ 542,735	$ 13,352	$ 995,296	$ 13,352		$ 524,777